CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Revenues:
Online recruitment services	$ 201,157		1,248,101		1,084,448		943,432
Print advertising	2,296		14,247		51,023		105,309
Other human resource related revenues	102,335		634,945		541,270		463,508
Total revenues	305,788		1,897,293		1,676,741		1,512,249
Less: Business and related taxes	(10,450)		(64,840)		(68,073)		(64,911)
Net revenues	295,338		1,832,453		1,608,668		1,447,338
Cost of services(1)	(79,941)	[1]	(496,000)	[1]	(442,454)	[1]	(405,233)	[1]
Gross profit	215,397		1,336,453		1,166,214		1,042,105
Operating expenses(1):
Sales and marketing	(90,830)	[1]	(563,565)	[1]	(459,802)	[1]	(370,100)	[1]
General and administrative	(40,176)	[1]	(249,275)	[1]	(217,765)	[1]	(186,460)	[1]
Total operating expenses	(131,006)		(812,840)		(677,567)		(556,560)
Income from operations	84,391		523,613		488,647		485,545
(Loss) Gain from foreign currency translation	1,618		10,039		(6,522)		(447)
Interest and investment income, net	14,302		88,739		75,301		61,653
Convertible senior notes issuance costs	(7,659)		(47,522)
Change in fair value of convertible notes	(8,922)		(55,355)
Change in fair value of zero-strike call options	(4,009)		(24,874)
Other income, net	9,236		57,305		43,522		18,934
Income before income tax expense	88,957		551,945		600,948		565,685
Income tax expense	(18,218)		(113,035)		(100,308)		(95,579)
Net income	70,739		438,910		500,640		470,106
Other comprehensive income:
Foreign currency translation adjustments	(1)		(9)		(88)		(9)
Comprehensive income	$ 70,738		438,901		500,552		470,097
Earnings per share:
- Basic (in CNY and dollars per share)	$ 1.21		7.51		8.55		8.17
- Diluted (in CNY and dollars per share)	$ 1.18		7.35		8.33		7.92
Weighted average number of common shares outstanding:
- Basic (in shares)	58,475,397		58,475,397		58,551,925		57,510,591
- Diluted (in shares)	59,691,993		59,691,993		60,069,197		59,375,123

[1]	Share-based compensation: Included in cost of services (7,870) (10,391) (12,997) (2,095) Included in operating expenses - Sales and marketing (6,766) (8,933) (11,173) (1,800) - General and administrative (35,902) (45,534) (57,210) (9,221).